ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
Summary of subsidiaries, VIE and VIE's subsidiaries
The Company’s subsidiaries, VIE and VIE’s major subsidiaries as of December 31, 2020 were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
BaiJiaHuLian HK	Aug 18, 2014	HongKong, China	100%	Holding company
Beijing Lexuebang	Jan 12, 2015	Beijing, China	100%	Education technical services
Wuhan Yuexuebang Network Technology Co., Ltd (“Wuhan Yuexuebang”)	May 25, 2020	Wuhan, China	100%	Education technical services
Beijing Yuexuebang Network Technology Co., Ltd (“Beijing Yuexuebang”)	Nov 24, 2020	Beijing, China	100%	Education technical services
VIE:
Beijing BaiJia	Jun 4, 2014	Beijing, China	100%	Education services
VIE’s major subsidiaries:
Beijing Genshuixue Technology Co., Ltd. (“Beijing Genshuixue”)	May 14, 2015	Beijing, China	100%	Education services
Beijing GaoTuYunJi Education Technology Co., Ltd. (“ GaoTuYunJi ”)	Jul 18, 2017	Beijing, China	100%	Education services
Shandong Genshuixue Internet Technology Co., Ltd. (“Shandong Genshuixue”)	Jan 17, 2020	Jinan, China	100%	Education services
Zhengzhou GaoTuYunJi Education Technology Co., Ltd. (“ZhengzhouGaoTu”)	Jan 19, 2020	Zhengzhou, China	100%	Education services
Xi’an GaoTuYunJi Education Technology Co., Ltd. (“Xi’anGaoTu”)	Mar 24, 2020	Xi’an, China	100%	Education services
Wuhan GaoTuYunJi Education Technology Co., Ltd. (“WuhanGaoTu”)	Apr 1, 2020	Wuhan, China	100%	Education services

Summary of financial information of VIE and VIE's subsidiaries after elimination of inter-company transactions and balances
The following financial information of the Company’s VIE and VIE’s subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements:

	As of December 31
	2019	2020
	RMB	RMB
Cash and cash equivalents	9,763	20,701
Short-term investments	1,191,664	1,347,750
Prepaid expenses and other current assets	195,448	605,287
Inventory	8,822	48,074

Total current assets	1,405,697	2,021,812

Property, equipment and software, net	76,955	658,592
Intangible assets	100	13,219
Land use right	—	28,983
Long-term investments	143,800	5,356
Deferred tax assets	30,716	48,324
Operating lease right-of-use assets	264,909	660,407
Others	19,692	91,644

Total non-current assets	536,172	1,506,525

Total assets	1,941,869	3,528,337

Accrued expenses and other current liabilities	188,975	623,002
Deferred revenue, current portion	1,331,962	2,724,614
Current portion of operating lease liabilities	59,982	125,986
Income tax payable	16,093	4,654
Amounts due to related parties	460	—

Total current liabilities	1,597,472	3,478,256

Deferred revenue, non-current portion	5,674	9,125
Deferred tax liabilities	25	78,697
Non-current portion of operating lease liabilitie s	194,228	527,692
Other payables	—	26,580

Total non-current liabilities	199,927	642,094

Total liabilities	1,797,399	4,120,350

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	397,306	2,114,855	7,124,744
Net income	66,934	211,799	2,406,144
Net cash generated from operating activities	239,307	1,238,366	3,945,706
Net cash used in investing activities	(195,193)	(1,172,967)	(305,448)
Net cash used in financing activities	(31,040)	(87,239)	(132,644)